Operations and Liquidity (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 02, 2023	Feb. 22, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 20, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020
Subsequent Event [Line Items]
Stock issued during period, shares, reverse stock splits	0.6786	0.6786					0.6786
Net loss			$ 2,131,000	$ 4,261,000	$ 12,908,000	$ 11,978,000	$ 15,950,000	$ 10,053,000
Net cash provided by operating activities					2,343,000	3,615,000	4,464,000	5,303,000
Stockholders' equity			11,037,000	$ 2,510,000	11,037,000	$ 2,510,000	4,464,000	(1,157,000)		$ 10,070,000	$ 1,828,000	$ 29,000
Cash			3,000		3,000		172,000	$ 1,715,000
Proceeds from sale of convertible debt							114,000
Notes payable			$ 740,000		$ 740,000		$ 69,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Notes payable									$ 350,000